CAPITAL MANAGEMENT INVESTMENT TRUST
________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________


                                   SUPPLEMENT
                             Dated February 7, 2007


     This Supplement to the Prospectuses and Statement of Additional Information ("SAI"), each dated March 30, 2006, for the Capital Management Mid-Cap Fund ("Fund"), a series of Capital Management Investment Trust ("Trust"), updates the Prospectuses and SAI (as previously supplemented on September 1, 2006) to revise the information as described below. For further information, please contact the Fund toll-free at 1-888-626-3863. You may also obtain additional copies of the Fund's Prospectuses and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

     The following  changes to the  Prospectuses and SAI of the Fund are made to
     (i) reflect that Ralph J. Scarpa is now the portfolio manager of the Fund and is also the President, Principal Executive Officer and Principal Financial Officer of the Trust; (ii) update the Trustees and officers of the Trust; and (iii) update the principal shareholders of Capital Management Associates, Inc., the Fund's investment adviser:

o The second paragraph on page 7 of the Prospectuses, under the section entitled "MANAGEMENT OF THE FUNDS - THE INVESTMENT ADVISOR," is amended and revised in its entirety to read as follows:

     "The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. The Advisor, organized as a New York corporation in 1982, is controlled by its officers and directors, with the principal shareholders being J.V. Shields, Jr. and David V. Shields. The Shields brothers have been affiliated with the Advisor since 1982. Ralph J. Scarpa serves as the Portfolio Manager and selects the investments for the Fund. Mr. Scarpa has been the President of the Advisor since January 1, 2007 and has been affiliated with the Advisor since 1995. Prior to becoming President of the Advisor, Mr. Scarpa served as a Senior Vice President of the Advisor. Mr. Scarpa is also Senior Vice President and Managing Director and Secretary of Shields & Company, the distributor for the Fund, since 1995. The Advisor has been managing the Fund since its inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since 1982. The Advisor currently has approximately $237 million in assets under management. The Fund's SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund."

o The section entitled "MANAGEMENT AND OTHER SERVICE PROVIDERS - TRUSTEES AND OFFICERS" in the SAI is amended and revised in its entirety to read as follows:

     "TRUSTEES AND OFFICERS. The Trustees are responsible for the management and supervision of the Fund. The Trustees set broad policies for the Fund and choose the Fund's officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustees who are "interested persons" as defined in the 1940 Act ("Interested Trustees"), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.

--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                            Position(s)                                                       Complex
        Name, Age            held with    Length of         Principal Occupation(s)         Overseen by    Other Directorships Held
       and Address          Fund/Trust   Time Served          During Past 5 Years             Trustee             by Trustee
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
Lucius E. Burch, III, 65    Trustee      Since 12/94   Chairman   and   Chief   Executive        2                    None
                                                       Officer   (since  1982)  of  Burch
                                                       Investment Group,  formerly Massey
                                                       Burch   Investment   Group,   Inc.
                                                       (venture capital firm)
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
Paul J. Camilleri, 59       Trustee      Since 2/07    Arbitrator    for   the   National        2                    None
                                                       Association of Securities  Dealers
                                                       and  New  York   Stock   Exchange;
                                                       previously,             Consultant
                                                       (2001-2003)   to   Credit   Suisse
                                                       (broker/dealer)
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
Anthony J. Walton, 64       Trustee      Since 12/94   Vice   Chairman   (Since  2005)  of       2                    None
                                                       Standard Chartered Bank (commercial
                                                       bank);   Managing  Director  (since
                                                       2005)  of  Econban   Finance,   LLC
                                                       (investment  bank); Chief Executive
                                                       Officer  (since  1995) of Armstrong
                                                       Holdings    Corporation    (private
                                                       investment  and  corporate  finance
                                                       advisory firm); previously, Partner
                                                       (2000-2004)  of  McFarland  Dewey &
                                                       Company, LLC (investment bank)
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
                                                         Interested Trustees*
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
David V. Shields, 67**      Trustee      Since 12/94   Director  (since  1983) of Capital        2                    None
Shields & Company                                      Management    Associates,     Inc.
140 Broadway Street                                    (investment  advisor to the Fund);
44th Floor                                             President  and  Managing  Director
New York, NY  10005                                    (since  1982) of Shields & Company
                                                       (broker/dealer  and distributor to
                                                       the Fund)
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
Joseph  V.  Shields,  Jr.,  Chairman     Since 12/94   Chairman   and   Chief   Executive        2        Chairman   of   Board   of
68**                        and Trustee                Officer  (since  1982) of  Capital                 Trustees  - BBH  Trust for
Shields & Company                                      Management    Associates,    Inc.;                 the 12 series of the trust
140 Broadway Street                                    Chairman  and  Managing   Director                 (registered     investment
44th Floor                                             (since 1982) of Shields & Company                  companies);       Director
New York, NY  10005                                                                                       (since  1989)  of  Flowers
                                                                                                          Industries,   Inc.   (food
                                                                                                          company); Vice Chairman of
                                                                                                          Board of  Trustees  (since
                                                                                                          1995) of New  York  Racing
                                                                                                          Association,          Inc.
                                                                                                          (racetrack operator)
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
* Basis of  Interestedness: David V. Shields and Joseph V. Shields,  Jr. are  Interested  Trustees  because  they are  officers and principal owners of Capital Management  Associates, Inc., the Fund's investment advisor, and Shields & Company, the Fund's distributor.
** David V. Shields and Joseph V. Shields, Jr. are brothers.
------------------------------------------------------------------------------------------------------------------------------------
                                                               Officers
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
Ralph J. Scarpa, 70         President,   Since 01/07   President  (since January 2007) of       n/a                   n/a
Capital Management          Principal                  Capital   Management   Associates,
Associates, Inc.            Executive                  Inc.;  Senior Vice  President  and
140 Broadway Street         Officer,                   Managing  Director  and  Secretary
44th Floor                  and                        of Shields & Company;  previously,
New York, NY  10005         Principal                  Senior Vice  President  of Capital
                            Financial                  Management Associates, Inc.
                            Officer
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
                                                          2

--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
Tracey L. Hendricks, 39***  Treasurer    Since 2/05    Chief  Financial  Officer  of  The       n/a                   n/a
                            and                        Nottingham Company  (administrator
                            Assistant                  to the Fund)  since  August  2006;
                            Secretary                  Vice    President   of   Financial
                                                       Reporting,  Tax,  Internal  Audit,
                                                       and  Compliance of The  Nottingham
                                                       Company  since  2004;  previously,
                                                       Vice    President    of    Special
                                                       Projects    (2001-2004)   of   The
                                                       Nottingham Company from 2001
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
Julian G. Winters, 38***    Secretary    Since 2/05    Vice          President-Compliance       n/a                   n/a
                            and                        Administration   (since  1998)  of
                            Assistant                  The Nottingham Company
                            Treasurer
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
Christopher F. Meyer, 57    Chief        Since 5/06    Compliance   Officer   of  Capital       n/a                   n/a
Capital Management          Compliance                 Management    Associates,     Inc.
Associates, Inc.            Officer                    (since  April  2006);   Compliance
140 Broadway Street                                    Officer   of   Shields  &  Company
44th Floor                                             (since  April  2006);  previously,
New York, NY  10005                                    Senior  Finance   Coordinator  and
                                                       Supervising   Senior  Examiner  of
                                                       the  New  York   Stock   Exchange,
                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
*** Ms. Hendricks and Mr. Winters are sister-in-law and brother-in-law.
------------------------------------------------------------------------------------------------------------------------------------

Trustee Standing Committees. The Trustees have established the following standing committees:

     Audit Committee: The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit
     Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met three times during the Fund's last fiscal year.

     Nominating Committee: The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of independent trustees is in the sole discretion of the Nominating Committee. The Nominating Committee meets only as necessary. The Nominating Committee did not meet during the Fund's last fiscal year. The Nominating Committee will not consider nominees recommended by shareholders of the Trust.

     Proxy Voting Committee: The Independent Trustees are the current members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board of Trustees or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will review the Trust's Proxy Voting Policy and recommend any changes to the Board of Trustees as it deems necessary or advisable. The Proxy Voting Committee will also decide if the Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to the which the Fund is eligible to participate presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Advisor, on the other hand. The Proxy Voting Committee meets only as necessary and did not meet during the Fund's last fiscal year.

     Qualified Legal Compliance Committee: The Independent Trustees are the current members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees, or agents. The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Fund's last fiscal year.

     Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 29, 2006 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000;
     D = $50,001-$100,000; and E = over $100,000.

---------------------------- ---------------------- ------------ -----------------------------
                                                                   Aggregate Dollar Range of
                                                      Dollar       Equity Securities in All
                                                     Range of      Funds Overseen or to be
                                                      Equity        Overseen by Trustee in
                                                    Securities       Family of Investment
     Name of Trustee                Funds           in the Fund           Companies*
---------------------------- ---------------------- ------------ -----------------------------
                                    Independent Trustees
---------------------------- ---------------------- ------------ -----------------------------
Lucius E. Burch, III         Mid-Cap Fund                A
---------------------------- ---------------------- ------------ -----------------------------
                             Small-Cap Fund              A
---------------------------- ---------------------- ------------ -----------------------------
                                                                              A
---------------------------- ---------------------- ------------ -----------------------------
Paul J. Camilleri            Mid-Cap Fund                A
---------------------------- ---------------------- ------------ -----------------------------
                             Small-Cap Fund              A
---------------------------- ---------------------- ------------ -----------------------------
                                                                              A
---------------------------- ---------------------- ------------ -----------------------------
Anthony J. Walton            Mid-Cap Fund                C
---------------------------- ---------------------- ------------ -----------------------------
                             Small-Cap Fund              A
---------------------------- ---------------------- ------------ -----------------------------
                                                                              C
---------------------------- ---------------------- ------------ -----------------------------
                                     Interested Trustees
---------------------------- ---------------------- ------------ -----------------------------
David V. Shields             Mid-Cap Fund                E
---------------------------- ---------------------- ------------ -----------------------------
                             Small-Cap Fund              A
---------------------------- ---------------------- ------------ -----------------------------
                                                                              E
---------------------------- ---------------------- ------------ -----------------------------
Joseph V. Shields, Jr.       Mid-Cap Fund                E
---------------------------- ---------------------- ------------ -----------------------------
                             Small-Cap Fund              E
---------------------------- ---------------------- ------------ -----------------------------
                                                                              E
---------------------------- ---------------------- ------------ -----------------------------

   * Family of Investment Companies includes both the Fund and the Capital Management Small-Cap Fund.


     Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2006, none of the Independent Trustees and/or their immediate family members owned securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or Distributor.

     Compensation. Trustees and officers of the Trust who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Other Trustees will receive an annual fee of $2,000 each year plus $250 per fund per meeting attended in person and $100 per fund per meeting attended by telephone.

     The Trust will also reimburse each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The table below reflects the amount of compensation received by each Trustee for the fiscal year ended November 30, 2006.

------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
       Name of Trustee               Aggregate        Pension or Retirement     Estimated Annual      Total Compensation From
                                   Compensation        Benefits Accrued As        Benefits Upon       The Fund and Trust Paid
                                   From the Fund      Part of Fund Expenses        Retirement               to Trustees*
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
                                                     Independent Trustees
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
Lucius E. Burch, III            $1,550               None                     None                   $3,100
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
George S. Reichenbach**         $1,450               None                     None                   $2,900
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
Anthony J. Walton               $1,550               None                     None                   $3,100
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
                                                      Interested Trustees
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
David V. Shields                None                 None                     None                   None
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
Joseph V. Shields, Jr.          None                 None                     None                   None
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------

* Each of the Trustees serves as a Trustee to the Fund and the Capital Management Small-Cap Fund (another series of the Trust).
** Resigned  effective November 13, 2006.

     Codes of Ethics. The Trust, the Advisor, and the Distributor have each adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

     Proxy Voting Policies. The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

     No later than August 31 of each year, the Fund must file Form N-PX with the SEC. Form N-PX states how an investment company voted proxies for the prior twelve-month period ended June 30. The Fund's proxy voting records, as set forth in the most recent Form N-PX filing, are available upon request, without charge, by calling the Fund at 1-888-626-3863. This information is also available on the SEC's website at http://www.sec.gov."

o The section entitled "MANAGEMENT AND OTHER SERVICE PROVIDERS - INVESTMENT ADVISOR - Portfolio Managers" in the SAI is amended and revised in its entirety to read as follows:

"Compensation. The portfolio manager is an officer of the Advisor and his compensation as of January 1, 2007 consists of a fixed annual salary. The portfolio manager's compensation is not linked to any specific factors, such as the Fund's performance or asset level.

Ownership of Fund Shares. The table below shows the amount of Fund equity securities beneficially owned by each portfolio manager as of the end of the Fund's fiscal year ended November 30, 2006 stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E =
$100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

------------------------------------ -------------------------------------------
                  Name of             Dollar Range of Equity Securities in the
             Portfolio Manager            Capital Management Mid-Cap Fund
------------------------------------ -------------------------------------------
              Ralph J. Scarpa                            A
------------------------------------ -------------------------------------------

Other Accounts. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of December 29, 2006:

------------------------- -------------- ---------------- ----------------- ---------------- -------------- ----------------
                              Registered Investment            Other Pooled Investment                   Other
                                    Companies                         Vehicles                          Accounts**
                                    ---------                         --------                          ----------
                            Number of         Total          Number of           Total         Number of         Total
      Name                  Accounts         Assets           Accounts          Assets         Accounts         Assets
------------------------- -------------- ---------------- ----------------- ---------------- -------------- ----------------
Ralph J. Scarpa                 1         $10 million*           0                $0              60         $212 million
------------------------- -------------- ---------------- ----------------- ---------------- -------------- ----------------
Accounts where advisory         0              $0                0                $0               0              $0
fee is based upon
account performance
------------------------- -------------- ---------------- ----------------- ---------------- -------------- ----------------

   * Includes the Capital Management Small-Cap Fund, a series of the Trust. ** Includes accounts at Shields & Company.

     Conflicts of Interest. Mr. Scarpa's management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include pension plans, foundations, endowments, mutual funds, and private clients (collectively, the "Other Accounts"). The Other Accounts might have similar investment objectives as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund. While the portfolio manager's management of other accounts may give rise to the following potential conflicts of interest, the Advisor does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Advisor believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

          Knowledge of the Timing and Size of Fund Trades: A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Fund. The portfolio manager knows the size and timing of trades for the Fund and the Other Accounts, and may be able to predict the market impact of Fund trades. It is theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Fund, or vice versa.

          Investment Opportunities: The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines. The portfolio manager works across different investment products. Differences in the compensation structures of the Advisor's investment products may give rise to a conflict of interest by creating an incentive for the Advisor to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains."









          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------

                       CAPITAL MANAGEMENT INVESTMENT TRUST
________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________


                                   SUPPLEMENT
                             Dated February 7, 2007


     This Supplement to the Prospectuses and Statement of Additional Information ("SAI"), each dated March 30, 2006, for the Capital Management Small-Cap Fund ("Fund"), a series of Capital Management Investment Trust ("Trust"), updates the Prospectuses and SAI (as previously supplemented on September 1, 2006) to revise the information as described below. For further information, please contact the Fund toll-free at 1-888-626-3863. You may also obtain additional copies of the Fund's Prospectuses and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

     The following  changes to the  Prospectuses and SAI of the Fund are made to
     (i) reflect that Ralph J. Scarpa is now the portfolio manager of the Fund and is also the President, Principal Executive Officer and Principal Financial Officer of the Trust; (ii) update the Trustees and officers of the Trust; and (iii) update the principal shareholders of Capital Management Associates, Inc., the Fund's investment adviser:

o The second paragraph on page 7 of the Prospectuses, under the section entitled "MANAGEMENT OF THE FUNDS - THE INVESTMENT ADVISOR," is amended and revised in its entirety to read as follows:

     "The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. The Advisor, organized as a New York corporation in 1982, is controlled by its officers and directors, with the principal shareholders being J.V. Shields, Jr. and David V. Shields. The Shields brothers have been affiliated with the Advisor since 1982. Ralph J. Scarpa serves as the Portfolio Manager and selects the investments for the Fund. Mr. Scarpa has been the President of the Advisor since January 1, 2007 and has been affiliated with the Advisor since 1995. Prior to becoming President of the Advisor, Mr. Scarpa served as a Senior Vice President of the Advisor. Mr. Scarpa is also Senior Vice President and Managing Director and Secretary of Shields & Company, the distributor for the Fund, since 1995. The Advisor has been managing the Fund since its inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since 1982. The Advisor currently has approximately $237 million in assets under management. The Fund's SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund."

o The section entitled "MANAGEMENT AND OTHER SERVICE PROVIDERS - TRUSTEES AND OFFICERS" in the SAI is amended and revised in its entirety to read as follows:

     "TRUSTEES AND OFFICERS. The Trustees are responsible for the management and supervision of the Fund. The Trustees set broad policies for the Fund and choose the Fund's officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustees who are "interested persons" as defined in the 1940 Act ("Interested Trustees"), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.

--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                            Position(s)                                                       Complex
        Name, Age            held with    Length of         Principal Occupation(s)         Overseen by   Other Directorships Held
       and Address          Fund/Trust   Time Served          During Past 5 Years             Trustee           by Trustee
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
Lucius E. Burch, III, 65    Trustee      Since 12/94   Chairman   and   Chief   Executive        2                    None
                                                       Officer   (since  1982)  of  Burch
                                                       Investment Group,  formerly Massey
                                                       Burch   Investment   Group,   Inc.
                                                       (venture capital firm)
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
Paul J. Camilleri, 59       Trustee      Since 2/07    Arbitrator    for   the   National        2                    None
                                                       Association of Securities  Dealers
                                                       and  New  York   Stock   Exchange;
                                                       previously,             Consultant
                                                       (2001-2003)   to   Credit   Suisse
                                                       (broker/dealer)
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
Anthony J. Walton, 64       Trustee      Since 12/94   Vice   Chairman   (Since  2005)  of       2                    None
                                                       Standard Chartered Bank (commercial
                                                       bank);   Managing  Director  (since
                                                       2005)  of  Econban   Finance,   LLC
                                                       (investment  bank); Chief Executive
                                                       Officer  (since  1995) of Armstrong
                                                       Holdings    Corporation    (private
                                                       investment  and  corporate  finance
                                                       advisory firm); previously, Partner
                                                       (2000-2004)  of  McFarland  Dewey &
                                                       Company, LLC (investment bank)
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
                                                         Interested Trustees*
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
David V. Shields, 67**      Trustee      Since 12/94   Director  (since  1983) of Capital        2                    None
Shields & Company                                      Management    Associates,     Inc.
140 Broadway Street                                    (investment  advisor to the Fund);
44th Floor                                             President  and  Managing  Director
New York, NY  10005                                    (since  1982) of Shields & Company
                                                       (broker/dealer  and distributor to
                                                       the Fund)
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
Joseph  V.  Shields,  Jr.,  Chairman     Since 12/94   Chairman   and   Chief   Executive        2        Chairman   of   Board   of
68**                        and Trustee                Officer  (since  1982) of  Capital                 Trustees  - BBH  Trust for
Shields & Company                                      Management    Associates,    Inc.;                 the 12 series of the trust
140 Broadway Street                                    Chairman  and  Managing   Director                 (registered     investment
44th Floor                                             (since 1982) of Shields & Company                  companies);       Director
New York, NY  10005                                                                                       (since  1989)  of  Flowers
                                                                                                          Industries,   Inc.   (food
                                                                                                          company); Vice Chairman of
                                                                                                          Board of  Trustees  (since
                                                                                                          1995) of New  York  Racing
                                                                                                          Association,          Inc.
                                                                                                          (racetrack operator)
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
 * Basis of Interestedness: David V. Shields and Joseph V. Shields, Jr. are  Interested  Trustees  because  they are  officers and principal owners of Capital Management Associates, Inc., the Fund's investment advisor, and Shields & Company, the Fund's distributor.
** David V. Shields and Joseph V. Shields, Jr. are brothers.
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
                                                               Officers
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
Ralph J. Scarpa, 70         President,   Since 01/07   President  (since January 2007) of       n/a                   n/a
Capital Management          Principal                  Capital   Management   Associates,
Associates, Inc.            Executive                  Inc.;  Senior Vice  President  and
140 Broadway Street         Officer,                   Managing  Director  and  Secretary
44th Floor                  and                        of Shields & Company;  previously,
New York, NY  10005         Principal                  Senior Vice  President  of Capital
                            Financial                  Management Associates, Inc.
                            Officer
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------

                                                               2

--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
Tracey L. Hendricks, 39***  Treasurer    Since 2/05    Chief  Financial  Officer  of  The       n/a                   n/a
                            and                        Nottingham Company  (administrator
                            Assistant                  to the Fund)  since  August  2006;
                            Secretary                  Vice    President   of   Financial
                                                       Reporting,  Tax,  Internal  Audit,
                                                       and  Compliance of The  Nottingham
                                                       Company  since  2004;  previously,
                                                       Vice    President    of    Special
                                                       Projects    (2001-2004)   of   The
                                                       Nottingham Company from 2001
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
Julian G. Winters, 38***    Secretary    Since 2/05    Vice          President-Compliance       n/a                   n/a
                            and                        Administration   (since  1998)  of
                            Assistant                  The Nottingham Company
                            Treasurer
--------------------------- ------------ ------------- ----------------------------------- -------------- --------------------------
Christopher F. Meyer, 57    Chief        Since 5/06    Compliance   Officer   of  Capital       n/a                   n/a
Capital Management          Compliance                 Management    Associates,     Inc.
Associates, Inc.            Officer                    (since  April  2006);   Compliance
140 Broadway Street                                    Officer   of   Shields  &  Company
44th Floor                                             (since  April  2006);  previously,
New York, NY  10005                                    Senior  Finance   Coordinator  and
                                                       Supervising   Senior  Examiner  of
                                                       the  New  York   Stock   Exchange,
                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
*** Ms. Hendricks and Mr. Winters are sister-in-law and brother-in-law.
------------------------------------------------------------------------------------------------------------------------------------

     Trustee Standing Committees. The Trustees have established the following standing committees:

          Audit Committee: The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met three times during the Fund's last fiscal year.

          Nominating Committee: The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of independent trustees is in the sole discretion of the Nominating Committee. The Nominating Committee meets only as necessary. The Nominating Committee did not meet during the Fund's last fiscal year. The Nominating Committee will not consider nominees recommended by shareholders of the Trust.

          Proxy Voting Committee: The Independent Trustees are the current members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board of Trustees or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will review the Trust's Proxy Voting Policy and recommend any changes to the Board of Trustees as it deems necessary or advisable. The Proxy Voting Committee will also decide if the Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to the which the Fund is eligible to participate presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Advisor, on the other hand. The Proxy Voting Committee meets only as necessary and did not meet during the Fund's last fiscal year.

         Qualified Legal Compliance Committee: The Independent Trustees are the current members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees, or agents. The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Fund's last fiscal year.

     Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 29, 2006 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000;
     D = $50,001-$100,000; and E = over $100,000.

---------------------------- ---------------------- ------------ -----------------------------
                                                                   Aggregate Dollar Range of
                                                      Dollar       Equity Securities in All
                                                     Range of      Funds Overseen or to be
                                                      Equity        Overseen by Trustee in
                                                    Securities       Family of Investment
     Name of Trustee                Funds           in the Fund           Companies*
---------------------------- ---------------------- ------------ -----------------------------
                                    Independent Trustees
---------------------------- ---------------------- ------------ -----------------------------
Lucius E. Burch, III         Mid-Cap Fund                A
---------------------------- ---------------------- ------------ -----------------------------
                             Small-Cap Fund              A
---------------------------- ---------------------- ------------ -----------------------------
                                                                              A
---------------------------- ---------------------- ------------ -----------------------------
Paul J. Camilleri            Mid-Cap Fund                A
---------------------------- ---------------------- ------------ -----------------------------
                             Small-Cap Fund              A
---------------------------- ---------------------- ------------ -----------------------------
                                                                              A
---------------------------- ---------------------- ------------ -----------------------------
Anthony J. Walton            Mid-Cap Fund                C
---------------------------- ---------------------- ------------ -----------------------------
                             Small-Cap Fund              A
---------------------------- ---------------------- ------------ -----------------------------
                                                                              C
---------------------------- ---------------------- ------------ -----------------------------
                                     Interested Trustees
---------------------------- ---------------------- ------------ -----------------------------
David V. Shields             Mid-Cap Fund                E
---------------------------- ---------------------- ------------ -----------------------------
                             Small-Cap Fund              A
---------------------------- ---------------------- ------------ -----------------------------
                                                                              E
---------------------------- ---------------------- ------------ -----------------------------
Joseph V. Shields, Jr.       Mid-Cap Fund                E
---------------------------- ---------------------- ------------ -----------------------------
                             Small-Cap Fund              E
---------------------------- ---------------------- ------------ -----------------------------
                                                                              E
---------------------------- ---------------------- ------------ -----------------------------

 * Family of Investment Companies includes both the Fund and the Capital Management Mid-Cap Fund.


     Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2006, none of the Independent Trustees and/or their immediate family members owned securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or Distributor.

     Compensation. Trustees and officers of the Trust who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Other Trustees will receive an annual fee of $2,000 each year plus $250 per fund per meeting attended in person and $100 per fund per meeting attended by telephone. The Trust will also reimburse each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The table below reflects the amount of compensation received by each Trustee for the fiscal year ended November 30, 2006.

------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
                                     Aggregate        Pension or Retirement     Estimated Annual      Total Compensation From
                                   Compensation        Benefits Accrued As        Benefits Upon       The Fund and Trust Paid
      Name of Trustee              From the Fund      Part of Fund Expenses        Retirement               to Trustees*
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
                                                     Independent Trustees
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
Lucius E. Burch, III            $1,550               None                     None                   $3,100
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
George S. Reichenbach**         $1,450               None                     None                   $2,900
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
Anthony J. Walton               $1,550               None                     None                   $3,100
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
                                                      Interested Trustees
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
David V. Shields                None                 None                     None                   None
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
Joseph V. Shields, Jr.          None                 None                     None                   None
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------

  * Each of the Trustees serves as a Trustee to the Fund and the Capital Management Mid-Cap Fund (another series of the Trust).
  ** Resigned  effective November 13, 2006.

     Codes of Ethics. The Trust, the Advisor, and the Distributor have each adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

     Proxy Voting Policies. The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

     No later than August 31 of each year, the Fund must file Form N-PX with the SEC. Form N-PX states how an investment company voted proxies for the prior twelve-month period ended June 30. The Fund's proxy voting records, as set forth in the most recent Form N-PX filing, are available upon request, without charge, by calling the Fund at 1-888-626-3863. This information is also available on the SEC's website at http://www.sec.gov."

o The section entitled "MANAGEMENT AND OTHER SERVICE PROVIDERS - INVESTMENT ADVISOR - Portfolio Managers" in the SAI is amended and revised in its entirety to read as follows:

     "Compensation. The portfolio manager is an officer of the Advisor and his compensation as of January 1, 2007 consists of a fixed annual salary. The portfolio manager's compensation is not linked to any specific factors, such as the Fund's performance or asset level.

     Ownership of Fund Shares. The table below shows the amount of Fund equity securities beneficially owned by each portfolio manager as of the end of the Fund's fiscal year ended November 30, 2006 stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D =
     $50,001-$100,000; E = $100,001-$500,000;  F = $500,001-$1,000,000;  and G =
     over $1,000,000.

----------------------------------- -------------------------------------------
             Name of                 Dollar Range of Equity Securities in the
        Portfolio Manager               Capital Management Small-Cap Fund
----------------------------------- -------------------------------------------
         Ralph J. Scarpa                                A
----------------------------------- -------------------------------------------

Other Accounts. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of December 29, 2006:

------------------------- ------------------------------- ---------------------------------- -------------------------------
                              Registered Investment            Other Pooled Investment                   Other
                                    Companies                         Vehicles                          Accounts**
                                    ---------                         --------                          --------
                            Number of         Total          Number of           Total         Number of         Total
         Name               Accounts         Assets           Accounts          Assets         Accounts         Assets
------------------------- -------------- ---------------- ----------------- ---------------- -------------- ----------------
Ralph J. Scarpa                 1         $15 million*           0                $0              60         $212 million
------------------------- -------------- ---------------- ----------------- ---------------- -------------- ----------------
Accounts where advisory         0              $0                0                $0               0              $0
fee is based upon
account performance
------------------------- -------------- ---------------- ----------------- ---------------- -------------- ----------------

   * Includes the Capital Management Mid-Cap Fund, a series of the Trust. ** Includes accounts at Shields & Company.

     Conflicts of Interest. Mr. Scarpa's management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include pension plans, foundations, endowments, mutual funds, and private clients (collectively, the "Other Accounts"). The Other Accounts might have similar investment objectives as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund. While the portfolio manager's management of other accounts may give rise to the following potential conflicts of interest, the Advisor does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Advisor believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

         Knowledge of the Timing and Size of Fund Trades: A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Fund. The portfolio manager knows the size and timing of trades for the Fund and the Other Accounts, and may be able to predict the market impact of Fund trades. It is theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Fund, or vice versa.

          Investment Opportunities: The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines. The portfolio manager works across different investment products. Differences in the compensation structures of the Advisor's investment products may give rise to a conflict of interest by creating an incentive for the Advisor to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains."









          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------